Financial Risk Management - Fair Value Hierarchy Classifications of Financial Instruments Measured at Fair Value (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line Items]
Derivatives, liabilities	₩ 2,331	₩ 108,750
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity instruments	48,805	13,223
Convertible securities	2,758	2,377
Derivatives	65,612	9,363
Debt instruments	48	72
Derivatives, liabilities	10,925	167,625
Convertible bonds	1,015,760	861,675
Financial assets effective for cash flow hedging	905
Financial liabilities effective for cash flow hedging	13,400
Fair values [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instruments	48	72
Convertible bonds	1,015,760	861,675
Fair values [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives	65,612	9,363
Derivatives, liabilities	10,925	167,625
Financial assets effective for cash flow hedging	905
Financial liabilities effective for cash flow hedging	13,400
Fair values [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity instruments	48,805	13,223
Convertible securities	2,758	2,377
Derivatives	0	₩ 0
Derivatives, liabilities	₩ 0